Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Revenue
Grant revenue	$ 648	$ 326	$ 439	$ 718
Sponsored research revenue	357	239	503	364
Total revenue	1,005	565	942	1,082
Operating expenses
Research and development	5,801	1,900	3,133	2,354
General and administrative	3,335	972	1,403	787
Total operating expenses	9,136	2,872	4,536	3,141
Loss from operations	(8,131)	(2,307)	(3,594)	(2,059)
Other income (expense)
Interest income	23	1	10
Interest expense		(172)	(191)	(69)
Fair value adjustments	(441)	8	(8)	204
Total other income (expense)	(3,256)	(1,255)	(1,396)	135
Net loss	(11,387)	(3,562)	(4,990)	(1,924)
Net loss per share, basic and diluted	$ (95.69)	$ (32.68)	$ (45.78)	$ (17.65)
Weighted-average shares outstanding, basic and diluted	119	109	109	109
Pro forma [Member]
Other income (expense)
Net loss per share, basic and diluted			$ (1.20)
Weighted-average shares outstanding, basic and diluted			4,146
Series B purchase rights [Member]
Other income (expense)
Fair value adjustments	$ (2,838)	$ (1,092)	$ (1,207)